 AAMA Equity Fund – AMFEX

A Series of Asset Management Fund

Supplement dated April 13, 2020

to the Prospectus dated October 28, 2019, as supplemented to date

Effective April 1, 2020, U.S. Bank National Association replaced MUFG Union Bank, N.A. as the Fund’s custodian. Accordingly, the Prospectus is revised as follows:

On page 8, the section entitled “Custodian, Transfer Agent, Financial Administrator and Fund Accountant”, should be revised as follows:

U.S. Bank National Association, serves as the Fund’s custodian.

Ultimus Fund Solutions, LLC serves as the Fund’s transfer agent, financial administrator and fund accountant.

On the back cover, “Custodian” should be revised as follows:

Custodian

U.S. Bank National Association

1555 N. Rivercenter Dr., MK-WI-S302

Milwaukee, WI 53212

This supplement SHOULD be retained with your Prospectus for future reference.

ASSET MANAGEMENT FUND

690 Taylor Road, Suite 210

Gahanna, Ohio 43230

AAMA Income Fund – AMFIX

A Series of Asset Management Fund

Supplement dated April 13, 2020

to the Prospectus dated October 28, 2019, as supplemented to date

Effective April 1, 2020, U.S. Bank National Association replaced MUFG Union Bank, N.A. as the Fund’s custodian. Accordingly, the Prospectus is revised as follows:

On page 8, the section entitled “Custodian, Transfer Agent, Financial Administrator and Fund Accountant”, should be revised as follows:

U.S. Bank National Association, serves as the Fund’s custodian.

Ultimus Fund Solutions, LLC serves as the Fund’s transfer agent, financial administrator and fund accountant.

On the back cover, “Custodian” should be revised as follows:

Custodian

U.S. Bank National Association

1555 N. Rivercenter Dr., MK-WI-S302

Milwaukee, WI 53212

This supplement SHOULD be retained with your Prospectus for future reference.

ASSET MANAGEMENT FUND

690 Taylor Road, Suite 210

Gahanna, Ohio 43230